CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	$ 1,029,104	¥ 7,097,938	¥ 2,997,212
Restricted cash	1,974	13,618	77,652
Short-term investments	118,637	818,265	1,348,255
Accounts receivable, net of allowance of RMB240,326 and RMB130,148 (US$18,870) as of December 31, 2021 and 2022, respectively	348,355	2,402,675	2,747,774
Prepayments and other assets	377,390	2,602,927	3,266,523
Amounts due from related parties	15,101	104,154	155,512
Licensed copyrights, net	108,168	746,058	931,189
Total current assets	1,998,729	13,785,635	11,524,117
Non-current assets:
Fixed assets, net	160,169	1,104,721	1,344,784
Long-term investments	355,745	2,453,644	3,035,155
Deferred tax assets, net	0	0	31,351
Licensed copyrights, net	991,798	6,840,629	7,258,042
Intangible assets, net	63,313	436,685	545,305
Produced content, net	1,885,099	13,001,904	10,951,078
Prepayments and other assets	560,392	3,865,133	2,905,690
Operating lease assets	97,717	673,971	907,297
Goodwill	554,739	3,826,147	3,888,346
Amounts due from related parties	8,682	59,880	81,000
Total non-current assets	4,677,654	32,262,714	30,948,048
Total assets	6,676,383	46,048,349	42,472,165
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB13,941,720 and RMB12,234,786 (US$1,773,876) as of December 31, 2021 and 2022, respectively):
Accounts and notes payable	868,964	5,993,416	8,896,460
Amounts due to related parties	510,591	3,521,646	2,634,089
Customer advances and deferred revenue	613,598	4,232,110	3,484,509
Short-term loans	485,362	3,347,638	4,117,774
Convertible senior notes, current portion	1,204,177	8,305,447	0
Operating lease liabilities, current portion	15,009	103,517	171,541
Accrued expenses	266,727	1,839,671	2,280,322
Other liabilities	114,041	786,573	891,775
Total current liabilities	4,078,469	28,130,018	22,476,470
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB919,082 and RMB1,750,258 (US$253,764) as of December 31, 2021 and 2022, respectively):
Convertible senior notes	1,387,270	9,568,279	12,652,172
Deferred tax liabilities	266	1,832	3,127
Amounts due to related parties	14,635	100,941	780,615
Operating lease liabilities	73,736	508,571	625,737
Other non-current liabilities	202,295	1,395,269	260,931
Total non-current liabilities	1,678,202	11,574,892	14,322,582
Total liabilities	5,756,671	39,704,910	36,799,052
Commitments and contingencies
Mezzanine equity:
Redeemable noncontrolling interests	0	0	397,385
Shareholders’ equity:
Additional paid-in capital	7,377,731	50,885,688	49,642,014
Accumulated deficit	(6,741,706)	(46,498,897)	(47,163,773)
Accumulated other comprehensive income	270,175	1,863,454	2,709,002
Noncontrolling interests	13,456	92,807	88,129
Total shareholders’ equity	919,712	6,343,439	5,275,728
Total liabilities, mezzanine equity and shareholders’ equity	6,676,383	46,048,349	42,472,165
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	28	194	173
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	$ 28	¥ 193	¥ 183